COMBINED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Operating revenues	$ 476,547	[1],[2]	$ 354,001	[1],[2]	$ 236,293	[1],[2]
Operating expenses:
Operating and maintenance	55,276	[1],[3]	42,727	[1],[3]	38,709	[1],[3]
Selling, general and administrative	48,505	[1],[3]	35,574	[1],[3]	24,978	[1],[3]
Depreciation and amortization	46,054	[1],[4]	30,906	[1],[4]	22,006	[1],[4]
Total operating expenses	149,835	[1]	109,207	[1]	85,693	[1]
Operating income	326,712	[1]	244,794	[1]	150,600	[1]
Other income	2,349	[1]	1,242	[1]	8,228	[1]
Interest expense	30,856	[1],[5]	1,672	[1],[5]	2,944	[1],[5]
Income before income taxes	298,205	[1]	244,364	[1]	155,884	[1]
Income tax expense	31,705	[1]	54,573	[1]	45,668	[1]
Net income	266,500	[1],[4]	189,791	[1],[4]	110,216	[1],[4]
Calculation of limited partner interest in net income:
Net income	266,500	[1],[4]	189,791	[1],[4]	110,216	[1],[4]
Less pre-acquisition income allocated to parent	53,878	[1]	86,213	[1]	73,657	[1]
Less general partner interest in net income	15,705	[1]	2,927	[1]	791	[1]
Limited partner interest in net income	$ 196,917	[1]	$ 100,651	[1]	$ 35,768	[1]
Net income per limited partner unit - basic (in dollars per unit)	$ 3.53	[1]	$ 2.47	[1]	$ 1.03	[1]
Net income per limited partner unit - diluted (in dollars per unit)	$ 3.52	[1]	$ 2.46	[1]	$ 1.03	[1]
Weighted average limited partner units outstanding – basic	55,745	[1]	40,739	[1]	34,679	[1]
Weighted average limited partner units outstanding – diluted	55,883	[1]	40,847	[1]	34,734	[1]

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of the Northern West Virginia Marcellus gathering system (NWV Gathering) and the Jupiter natural gas gathering system (Jupiter). Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise Pipeline, LLC (Sunrise). See Note 2.
[2]	Operating revenues included affiliate revenues from EQT Corporation and subsidiaries (collectively, EQT) of $328.5 million, $310.2 million and $205.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. In December 2013, EQT completed the sale of Equitable Gas Company, LLC (Equitable Gas Company) to PNG Companies LLC. As a result, revenues from Equitable Gas Company were reported as third party revenues in 2014. For the years ended December 31, 2013 and 2012, Equitable Gas Company revenues reported as affiliate revenues were $37.6 million and $36.8 million, respectively. See Note 4.
[3]	Operating and maintenance expense included charges from EQT of $28.7 million, $21.9 million and $17.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. Selling, general and administrative expense included charges from EQT of $40.7 million, $31.3 million and $25.0 million for the years ended December 31, 2014, 2013 and 2012, respectively. See Note 4.
[4]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.
[5]	Interest expense for the years ended December 31, 2014 and 2013 included $19.9 million and $0.8 million, respectively, related to interest on a capital lease with an affiliate (see Note 12). Interest expense for the year ended December 31, 2012 included interest expense of $4.1 million to an affiliate on intercompany debt. See Note 4.